Financial instruments - Changes in liabilities arising from financing activities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ 5,175,000	£ 3,438,000
Cash flows	(1,740,000)	(881,000)
Additions	10,033,000	2,479,000
Interest expense	300,000	148,000
Foreign Exchange	128,000	(9,000)
Ending balance	13,896,000	5,175,000
Interest-bearing loans and borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	296,000	0
Cash flows	0	0
Additions	0	301,000
Interest expense	2,000	1,000
Foreign Exchange	15,000	(6,000)
Ending balance	313,000	296,000
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4,879,000	3,438,000
Cash flows	(1,740,000)	(881,000)
Additions	10,033,000	2,178,000
Interest expense	298,000	147,000
Foreign Exchange	113,000	(3,000)
Ending balance	£ 13,583,000	£ 4,879,000